EQUITY INFORMATION (Details)	6 Months Ended
Dec. 31, 2023 shares Vote USD ($) $ / shares
Disclosure of classes of share capital [line items]
Number of own shares repurchased | $	2,258,016
Number of votes for each ordinary share | Vote	1
Equity compensation plan
Disclosure of classes of share capital [line items]
Number of total converted options outstanding	3,947,634
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	62,828,025
Number of shares outstanding	62,828,025
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0